Derivative Financial Instruments and Hedge Accounting (Tables)	12 Months Ended
Mar. 31, 2023
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Derivative Financial Instruments by Type and Purpose of Derivatives
The tables below represent the derivative financial instruments by type and purpose of derivatives at March 31, 2023 and 2022.

	At March 31, 2023
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Interest rate derivatives	¥1,691,197,124	¥5,025,797	¥6,380,627	¥65,003,591	¥763,819	¥1,032,506
Futures	129,630,431	37,084	36,633	8,746,711	5,990	2,836
Listed Options	262,156,548	87,651	52,918	—	—	—
Forwards	24,354,115	30,619	24,358	—	—	—
Swaps	1,036,174,625	4,059,518	4,100,097	56,071,259	757,829	1,008,337
OTC Options	238,881,405	810,925	2,166,621	185,621	—	21,333
Currency derivatives	220,393,641	2,571,317	1,629,519	21,600,130	203,864	1,376,767
Futures	1,114	145	—	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	115,616,503	1,113,495	1,107,415	7,430,656	71,072	184,808
Swaps	93,961,952	1,282,512	352,236	14,169,474	132,792	1,191,959
OTC Options	10,814,072	175,165	169,868	—	—	—
Equity derivatives	2,372,833	54,508	42,208	—	—	—
Futures	1,369,369	11,259	16,491	—	—	—
Listed Options	565,733	9,312	17,713	—	—	—
Forwards	146,369	12,567	2	—	—	—
Swaps	39,235	433	2,554	—	—	—
OTC Options	252,127	20,937	5,448	—	—	—
Commodity derivatives	129,488	9,142	7,946	—	—	—
Futures	25,427	407	1,247	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	73,010	8,567	6,331	—	—	—
OTC Options	31,051	168	368	—	—	—
Credit derivatives	2,893,477	21,500	27,282	—	—	—

Total derivative financial instruments	¥1,916,986,563	¥7,682,264	¥8,087,582	¥86,603,721	¥967,683	¥2,409,273

	At March 31, 2022
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Interest rate derivatives	¥1,429,411,628	¥3,016,258	¥3,189,943	¥56,750,246	¥577,685	¥582,721
Futures	150,781,509	118,492	119,133	774,857	321	2
Listed Options	450,609,244	493,433	99,058	—	—	—
Forwards	12,650,288	1,447	84	—	—	—
Swaps	659,925,813	2,062,478	2,096,930	55,805,239	577,364	579,505
OTC Options	155,444,774	340,408	874,738	170,150	—	3,214
Currency derivatives	180,733,207	2,637,955	2,000,625	13,999,978	66,030	986,906
Futures	10,759	101	204	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	84,081,833	1,259,714	1,132,187	2,836,806	29,947	267,923
Swaps	86,177,897	1,258,400	727,106	11,163,172	36,083	718,983
OTC Options	10,462,718	119,740	141,128	—	—	—
Equity derivatives	2,801,005	102,313	157,086	19,720	—	2,031
Futures	1,231,058	39,764	62,024	—	—	—
Listed Options	1,252,615	35,056	82,997	—	—	—
Forwards	—	—	—	—	—	—
Swaps	56,448	542	4,859	19,720	—	2,031
OTC Options	260,884	26,951	7,206	—	—	—
Commodity derivatives	153,247	21,540	19,544	—	—	—
Futures	11,186	1,413	202	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	138,270	20,033	18,815	—	—	—
OTC Options	3,791	94	527	—	—	—
Credit derivatives	2,839,549	21,967	27,480	—	—	—

Total derivative financial instruments	¥1,615,938,636	¥5,800,033	¥5,394,678	¥70,769,944	¥643,715	¥1,571,658

(1)
Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the Group applies hedge accounting for certain fixed rate debt securities in issue, borrowings, and debt instruments at fair value through other comprehensive income (“FVOCI”), certain equity instruments elected to be measured at FVOCI and net investments in foreign operations. Derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Schedule of Items Designated as Hedging Instruments
The tables below represent the amounts related to items designated as hedging instruments at March 31, 2023 and 2022.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2023			For the fiscal year ended March 31, 2023
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥8,264,813	¥101,835	¥587,049	¥(290,527)
Interest rate options	Derivative financial instruments	185,621	—	21,333	(16,769)
Stock price risk
Equity swaps	Derivative financial instruments	—	—	—	3,174

(1)
At March 31, 2023, the notional amount of interest rate swaps with remaining maturities more than 12 months that are designated hedging instruments against interest rate risk is ¥7,641,814 million out of ¥8,264,813 million in total, and that of interest rate options with remaining maturities more than 12 months that are designated hedging instruments against interest rate risk is ¥185,621 million, equal to the total notional amount.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2022			For the fiscal year ended March 31, 2022
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥8,117,678	¥110,604	¥246,482	¥(209,287)
Interest rate options	Derivative financial instruments	170,150	—	3,214	(9,551)
Stock price risk
Equity swaps	Derivative financial instruments	19,720	—	2,031	5,191

(1)
At March 31, 2022, the notional amount of interest rate swaps with remaining maturities more than 12 months that are designated hedging instruments against interest rate risk is ¥7,355,644 million out of ¥8,117,678 million in total, and that of interest rate options with remaining maturities more than 12 months that are designated hedging instruments against interest rate risk is ¥170,150 million, equal to the total notional amount. That of equity swaps with remaining maturities more than 12 months that are designated hedging instruments against stock price risk is ¥19,720 million, equal to the total notional amount.

The amounts related to items designated as hedged items at March 31, 2023 and 2022 were as follows:

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2023	For the fiscal year ended March 31, 2023
		Carrying amounts	Change in value used for calculating hedge ineffectiveness

		(In millions)
Interest rate risk
Debt instruments at FVOCI	Investment securities	¥707,845	¥(90,536)
Debt securities in issue	Debt securities in issue	6,928,872	391,708
Borrowings	Borrowings	128,778	10,702
Stock price risk
Equity instruments at fair value through other comprehensive income	Investment securities	—	(3,199)

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2022	For the fiscal year ended March 31, 2022
		Carrying amounts	Change in value used for calculating hedge ineffectiveness

		(In millions)
Interest rate risk
Debt instruments at FVOCI	Investment securities	¥1,256,768	¥(82,016)
Debt securities in issue	Debt securities in issue	6,569,461	294,332
Borrowings	Borrowings	106,489	6,842
Stock price risk
Equity instruments at fair value through other comprehensive income	Investment securities	21,355	(5,313)

Schedule of Hedges of Net Investments in Foreign Operations
The tables below represents the amounts related to items designated as hedging instruments at March 31, 2023 and 2022.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2023			For the fiscal year ended March 31, 2023
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥3,088,524	¥48,483	¥147,366	¥(195,012)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	287,072	—	287,072	(13,434)

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2022			For the fiscal year ended March 31, 2022
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥2,783,215	¥29,947	¥266,699	¥(191,493)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	129,090	—	129,090	(11,846)

Schedule of Items Designated as Hedging Items
The amounts related to items designated as hedged items for the fiscal years ended March 31, 2023 and 2022 were as follows:

	For the fiscal year ended March 31, 2023	At March 31, 2023
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve

	(In millions)
USD foreign operations	¥98,413	¥206,338
EUR foreign operations	72,926	167,474
THB foreign operations	22,204	57,077
Other foreign operations	14,903	63,227

Total	¥208,446	¥494,116

	For the fiscal year ended March 31, 2022	At March 31, 2022
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve

	(In millions)
USD foreign operations	¥105,164	¥107,924
EUR foreign operations	56,049	94,548
THB foreign operations	14,481	34,874
Other foreign operations	27,645	48,324

Total	¥203,339	¥285,670

Notional Amounts and Fair Value of Credit Derivatives by Purpose of Transactions	The tables below provide the notional amounts and the fair value of credit derivatives by purpose of transactions at March 31, 2023 and 2022.

	At March 31, 2023
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Managing the Group’s credit risk portfolio	¥1,502,814	¥4,738	¥16,442	¥1,347,591	¥16,456	¥10,542
Facilitating client transactions	36,702	251	203	6,370	55	95

Total	¥1,539,516	¥4,989	¥16,645	¥1,353,961	¥16,511	¥10,637

	At March 31, 2022
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Managing the Group’s credit risk portfolio	¥1,508,262	¥2,133	¥21,975	¥1,282,915	¥19,489	¥4,925
Facilitating client transactions	41,502	236	572	6,870	109	8

Total	¥1,549,764	¥2,369	¥22,547	¥1,289,785	¥19,598	¥4,933

Notional Amounts and Fair Value of Credit Derivative Portfolio by Type of Counterparty
The following table summarizes the notional amounts of the Group’s credit derivative portfolio by type of counterparty at March 31, 2023 and 2022.

	At March 31, 2023		At March 31, 2022
	Protection purchased	Protection sold	Protection purchased	Protection sold

	(In millions)
Banks and broker-dealers	¥1,539,516	¥1,353,961	¥1,549,764	¥1,289,785
Insurance and other financial guaranty firms	—	—	—	—

Total	¥1,539,516	¥1,353,961	¥1,549,764	¥1,289,785